Basis of Presentation and General Information (Details)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended		10 Months Ended
	Jan. 23, 2017	Mar. 11, 2016	Apr. 11, 2017	May 11, 2017	Jun. 22, 2017	Jul. 21, 2017	Aug. 15, 2016	Nov. 01, 2016	Aug. 29, 2017	Apr. 05, 2016	Apr. 04, 2016	Jun. 08, 2015
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out	1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which two fractional shares were cashed out	1-for-7 reverse stock split of the Company's common shares, with which three fractional shares were cashed out	1-for-5 reverse stock split of the Company's common shares, with which two fractional shares were cashed out	1-for-7 reverse stock split of the Company's common shares, with which two fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out	1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Heidmar Holdings LLC
Ownership interest									49.00%
Ocean Rig
Ownership interest										0.00%	40.40%	47.20%